Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2016
Finite Lived Intangible Assets Net [Abstract]
Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2014	$44,877	$(13,141)	$31,736
Additions	—	(3,286)	(3,286)
Balance at December 31, 2015	$44,877	$(16,427)	$28,450
Additions	—	(1,643)	(1,643)
Balance at June 30, 2016	$44,877	$(18,070)	$26,807

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Favorable lease terms charter-out	$(822)	$(822)	$(1,643)	$(1,643)
Total	$(822)	$(822)	$(1,643)	$(1,643)

Aggregate Amortizations of Intangible Assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(3,083)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(12,480)	$(26,807)
Total	$(3,083)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(12,480)	$(26,807)